UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 283,039	$ 46,175
Cost of revenues	(231,311)	(199,829)
Gross profit (loss)	51,728	(153,654)
Operating Expenses
Selling and marketing expenses	(134,898)	(90,755)
General and administrative expenses	(1,488,283)	(1,970,012)
(Provision for) reversal of expected credit losses	(2,656,130)	738,385
Total Operating Expenses	(4,279,311)	(1,322,382)
Loss from Operations	(4,227,583)	(1,476,036)
Other Income (Expenses)
Interest income (expense), net	52,338	(31,448)
Gain from short-term investments	72,521	201,733
Subsidy income		1,891
Other loss, net	(73,179)	(436,558)
Total Other Income (Expenses), Net	51,680	(264,382)
Loss Before Income Taxes	(4,175,903)	(1,740,418)
Net Loss	(4,175,903)	(1,740,418)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	250,227	(930,102)
Comprehensive Loss	$ (3,925,676)	$ (2,670,520)
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding, Basic (in shares)	1,534,487	1,534,487
Weighted average number of ordinary shares outstanding, Diluted (in shares)	1,534,487	1,534,487
Loss per share
Loss per share, Basic (in dollar per share)	$ (2.72)	$ (1.13)
Loss per share, Diluted (in dollar per share)	$ (2.72)	$ (1.13)